INCOME TAXES - Changes in net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the net deferred tax liabilities:
Balance, beginning of year	$ 600,215	$ 388,111
Deferred tax (recovery) expense recognized in net income	(71,045)	228,948
Foreign currency translation of deferred tax balances	27,592	(16,844)
Net deferred tax liabilities, end of year	$ 556,762	$ 600,215